Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about key management personnel [text block] [Abstract]
Bonus description	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares ; his 2020 bonus includes a $13.2m realization bonus; his 2019 bonus covers the period June 9, 2016 to December 31, 2019
Exercised shares options (in Shares)		2,319,225
Intrinsic gain		$ 4,100
Contribution pension schemes	$ 24	$ 10	$ 16